Repurchases and Issuance of Units	12 Months Ended
Dec. 31, 2025
Repurchases And Issuance Of Units
Repurchases and Issuance of Units

NOTE 13 – REPURCHASES AND ISSUANCE OF UNITS

In July 2022, the Board of Directors of Navios Partners authorized a common unit repurchase program for up to $100,000 of the Company’s common units. Common unit repurchases will be made from time to time for cash in open market transactions at prevailing market prices or in privately negotiated transactions. The timing and amount of repurchases under the program will be determined by Navios Partners’ management based upon market conditions and financial and other considerations, including working capital and planned or anticipated growth opportunities. The program does not require any minimum repurchase or any specific number of common units and may be suspended or reinstated at any time in the Company’s discretion and without notice. The Board of Directors will review the program periodically. As of December 31, 2025, the Company had repurchased 1,029,312 common units in 2025 and 1,519,267 common units since the commencement of the program, for a total cost of approximately $43,000 and $68,000, respectively. As of March 5, 2026, the Company had repurchased 1,638,377 common units since the commencement of the program, for a total cost of approximately $75,226.

In December 2019, Navios Partners authorized the granting of 4,000 restricted common units, which were issued on December 18, 2019, to its directors and officers, which are based solely on service conditions and vest over four years. The effect of compensation expense arising from the restricted common units described above amounted to $0, $0, and $4 for the years ended December 31, 2025, 2024 and 2023, respectively, and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Comprehensive Income. There were no restricted common units exercised, forfeited or expired during the years ended December 31, 2025, 2024 and 2023.

As of each of December 31, 2025 and 2024, there were no restricted common units outstanding that remained unvested.

Common unitholders have limited voting rights and the Company’s partnership agreement restricts the voting rights of common unitholders owning more than 4.9% of the Company’s common units.